Class N [Member] Average Annual Total Returns - Class N	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Morningstar Small-Cap Growth Category (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.06%	2.93%	10.30%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	(10.66%)	1.03%	8.03%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(12.32%)	(0.74%)	6.08%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(5.08%)	0.77%	6.25%